SHARE CAPITAL- Additional information (Details)												12 Months Ended
	Jun. 14, 2021 $ / shares	Jun. 10, 2021 USD ($) $ / shares shares	Feb. 17, 2021 $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 07, 2020 USD ($) $ / shares shares	Sep. 03, 2020 $ / shares	May 27, 2020 $ / shares	May 22, 2020 USD ($) $ / shares shares	Jan. 08, 2020 USD ($) $ / shares shares	Dec. 18, 2019 $ / shares	Dec. 16, 2019 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 $ / shares	May 29, 2009 $ / shares	Jan. 17, 2008 $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issue | shares								1,102,950	666,666		1,200,000
Aggregate the number of share sale | shares				588,235
Purchase price of per share				$ 3.57
Warrants to purchase shares of common stock | shares				588,235				1,102,950			1,200,000
Gross Proceeds from pricing of public offering | $				$ 2,100,000	$ 1,300,000			$ 750,006			$ 900,000
Warrants term	5 years		5 years	5 years			5 years	5 years		5 years	5 years
Proceeds from offering | $				$ 1,860,000				$ 595,000			$ 748,000
Warrants exercised (in shares) | shares												685,339
Par value per share															$ 0.024	$ 0.024
Equity, Reverse Stock Split						Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Exercise price, share options granted								$ 0.85			$ 0.9375
Share issued price per share					$ 2.32			$ 0.68	$ 0.75		$ 0.75
Registration Period of Offering									270 days
Warrant, Number of Securities Called by Warrants or Rights | shares				588,235				1,102,950			1,200,000
Percentage of gross proceeds of offering											8.00%
Payment of placement fee | $											$ 72,000
Payment of non-accountable expense allowance | $											$ 45,000
Percentage of aggregate number of shares sold in offering				5.00%				5.00%			5.00%
Fair value of other than equity instrument warrant granted | ¥												¥ 3,552,000	¥ 5,250,000
Legal and other expenses | $									$ 0
Proceeds from issue of ordinary shares | ¥												29,586,000	16,045,000	¥ 5,033,000
Equity | ¥												49,556,000	97,349,000	272,893,000
Number of institutional accredited investors					3				3
Issuance of new shares for equity financing									$ 500,000			¥ 29,587,000	¥ 16,045,000	6,266,000
Number of shares issued | shares					566,379							1,502,110	1,156,251
Warrants exercise price per share				$ 4.46				$ 0.79			$ 0.82
Warrants exercised | shares												700,516
Warrants exercisable term				6 months				6 months			6 months
Warrants exercised cashless | shares												32,677
Shares issued upon cashless exercise of warrants | shares												17,500
Warrants exercised | ¥												¥ 10,258,000		2,948,000
Chief Financial Officer
Disclosure Of SHARE CAPITAL [Line Items]
Fair value of shares issued | ¥												¥ 573,000	¥ 587,000	¥ 627,000
Aggregate of warrants | shares												33,269	46,256	94,862
Chief Executive Officer [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Fair value of shares issued | ¥												¥ 1,262,000	¥ 548,000
Aggregate of warrants | shares												81,010	36,201
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share						$ 0.008
Exercise price, share options granted	$ 3.42		$ 3.57				$ 0.79			$ 0.82
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share						$ 0.024
Exercise price, share options granted	$ 4.35		$ 4.46				$ 0.85			$ 0.9375
Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share																		$ 1.00		$ 1
Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Warrants to purchase shares of common stock | shares		913,875
Warrants term		5 years
Proceeds from offering | $		$ 3,180,285
Warrant, Number of Securities Called by Warrants or Rights | shares		913,875
Warrants exercise price per share		$ 3.42
Placement Agent Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Percentage of aggregate number of shares sold in offering		5.00%
Warrants exercise price per share		$ 4.35
Securities Purchase Agreement
Disclosure Of SHARE CAPITAL [Line Items]
Purchase price of per share		$ 3.48
Number of institutional accredited investors		3
Number of shares issued | shares		913,875
Securities Purchase Agreement | Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Closing price for the common shares preceding execution of the SPA		$ 3.42
Success Winner Limited [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Business combination, consideration, exchange price of share																	$ 10.00
Business combination, consideration, number of outstanding shares acquired | shares																	5,743,320
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share																			$ 1